BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 4) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2021
Arauco Canada Ltd. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	$ (18,206)	$ 8,210	$ (16,249)
Arauco Celulose do Brasil S.A. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	(24,407)
Arauco do Brasil S.A. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	(31,336)	36,141	55,101
Arauco Florestal Arapoti S.A. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	101,277	42,281	4,582
Arauco Forest Brasil S A [Member]
Statement [Line Items]
Reserve of exchange differences on translation	287,217	124,804	17,585
Arauco Industria Mexico S.A.de C.V. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	(56,079)	37,086	12,057
Arauco MS Participacoes SA [Member]
Statement [Line Items]
Reserve of exchange differences on translation	(116,742)
Sonae Arauco S.A. [member]
Statement [Line Items]
Reserve of exchange differences on translation	(12,733)	7,197	(11,508)
Others [Member]
Statement [Line Items]
Reserve of exchange differences on translation	(3,894)	733	(3,702)
Total reserve of exchange differences on translation [Member]
Statement [Line Items]
Reserve of exchange differences on translation	$ 125,097	$ 256,452	$ 57,866